Condensed consolidated statement of changes in equity (unaudited) - GBP (£) £ in Millions		Total	Called up share capital and share premium	Other equity instruments [1]	Other reserves [2]	Retained earnings
Beginning balance, equity at Dec. 31, 2024		£ 59,220	£ 2,348	£ 9,604	£ (1,302)	£ 48,570
Profit after tax		3,062		387		2,675
Currency translation movements		(1,652)			(1,652)
Fair value through other comprehensive income reserve		365			365
Cash flow hedges		1,115			1,115
Retirement benefit remeasurements		(194)				(194)
Own credit		517			517
Total comprehensive income for the period		3,213		387	345	2,481
Issue and redemption of equity instruments		874		875		(1)
Other equity instruments coupons paid		(387)		(387)
Redemption of preference shares	[3]	(270)	(2)		2	(270)
Employee settled Barclays PLC shares scheme		320				320
Vesting of Barclays PLC shares under share based payment schemes		(508)				(508)
Dividends paid on ordinary shares		(1,195)				(1,195)
Dividends paid on preference shares and other shareholders equity		(18)				(18)
Other movements		(1)			2	(3)
Ending balance, equity at Jun. 30, 2025		61,248	2,346	10,479	(953)	49,376
Profit after tax		1,596		396		1,200
Currency translation movements		496			496
Fair value through other comprehensive income reserve		302			302
Cash flow hedges		426			426
Retirement benefit remeasurements		178				178
Own credit		(454)			(454)
Total comprehensive income for the period		2,544		396	770	1,378
Issue and redemption of equity instruments		(37)		(33)		(4)
Other equity instruments coupons paid		(396)		(396)
Employee settled Barclays PLC shares scheme		347				347
Vesting of Barclays PLC shares under share based payment schemes		(22)				(22)
Dividends paid on ordinary shares		(1,375)				(1,375)
Dividends paid on preference shares and other shareholders equity		(14)				(14)
Other movements		18			4	14
Ending balance, equity at Dec. 31, 2025		62,313	2,346	10,446	(179)	49,700
Profit after tax		3,404		390		3,014
Currency translation movements		214			214
Fair value through other comprehensive income reserve		81			81
Cash flow hedges		(458)			(458)
Retirement benefit remeasurements		(33)				(33)
Own credit		334			334
Total comprehensive income for the period		3,542		390	171	2,981
Issue and redemption of equity instruments		526		526
Other equity instruments coupons paid		(390)		(390)
Employee settled Barclays PLC shares scheme		352				352
Vesting of Barclays PLC shares under share based payment schemes		(800)				(800)
Dividends paid on ordinary shares		(1,175)				(1,175)
Dividends paid on preference shares and other shareholders equity		(14)				(14)
Other movements		4			3	1
Ending balance, equity at Jun. 30, 2026		£ 64,358	£ 2,346	£ 10,972	£ (5)	£ 51,045

[1]	Other equity instruments of £10,972m (December 2025: £10,446m) comprise AT1 securities issued to Barclays PLC. Barclays PLC uses funds from market issuances to purchase AT1 securities issued by Barclays Bank PLC. During the six months ended 30 June 2026, there was one issuance in the form of Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities for £526m (net of issuance cost of £5m)
and no redemptions. For the six months ended 31 December 2025, there were two issuances totalling £1,596m (including £16m of issuance costs) and one redemption of £1,629m. For the six months ended 30 June 2025, there was one issuance of £1,174m (including £12m of issuance costs) and one redemption of £299m, all relating to Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities.

[2]	Details are shown in Note 10 Other reserves on page 41.
[3]	On 16 June 2025, Barclays Bank PLC redeemed and cancelled the outstanding 4.75% Non-Cumulative Callable Euro Preference Series 2 Shares. The principal outstanding was EUR 319m.